UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 29, 2016 (Unaudited)

		Number of
		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	99.0%
COMPRESSION	0.3%
Archrock, Inc.		33,454	$133,481
CRUDE/REFINED PRODUCTS	23.6%
Buckeye Partners, LP		26,988	1,736,948
Enbridge Energy Management, LLC (a)		82,698	1,380,222
Enbridge, Inc. (Canada)		60,348	2,131,582
Genesis Energy, LP		29,666	759,746
Inter Pipeline Ltd. (Canada)		40,767	747,847
NuStar GP Holdings, LLC		37,466	651,534
Plains GP Holdings, LP		161,526	1,227,598
SemGroup Corporation		42,600	809,400
Shell Midstream Partners, LP		9,200	327,060
Sunoco Logistics Partners, LP		20,778	511,970
Tesoro Logistics, LP		7,815	326,042
			10,609,949
DIVERSIFIED MIDSTREAM	31.6%
Altagas Ltd. (Canada)		37,261	885,947
Energy Transfer Equity, LP		202,813	1,419,691
Energy Transfer Partners, LP		16,937	451,710
Enterprise Products Partners, LP		78,500	1,834,545
Kinder Morgan, Inc.		115,776	2,094,388
Macquarie Infrastructure Co. LLC		29,865	1,823,258
MPLX, LP		51,381	1,332,823
Pembina Pipeline Corporation (Canada)		55,785	1,390,708
Spectra Energy Corp.		52,366	1,529,087
Williams Companies, Inc.		88,944	1,422,215
			14,184,372
DIVERSIFIED UTILITIES	12.6%
Atmos Energy Corp.		9,200	638,572
Dominion Resources, Inc.		43,576	3,046,834
Sempra Energy		12,504	1,206,761
UGI Corporation		20,250	748,440
			5,640,607
GATHERING & PROCESSING	9.4%
Antero Midstream Partners, LP		15,185	337,411
Enable Midstream Partners, LP		14,168	82,174
EQT Midstream Partners, LP		8,385	600,618
PennTex Midstream Partners, LP		14,956	152,701
Rice Midstream Partners, LP		46,410	614,932
Tallgrass Energy GP, LP		66,624	1,063,985
Targa Resources Corp.		50,977	1,370,262
			4,222,083
MARINE SHIPPING/OFFSHORE	3.7%
GasLog Ltd. (Monaco)		44,860	426,170
Golar LNG Partners, LP (Marshall Islands)		26,696	389,762
Hoegh LNG Partners, LP (Marshall Islands)		19,552	299,146
KNOT Offshore Partners, LP (Marshall Islands)		15,000	237,750
Teekay LNG Partners, LP (Marshall Islands)		16,000	163,680
Teekay Offshore Partners, LP (Marshall Islands)		65,000	192,400
			1,708,908

NATURAL GAS PIPELINES	14.1%
Cheniere Energy, Inc. (b)		16,574	592,520
Cheniere Energy Partners, LP Holdings, LLC		28,013	469,778
Columbia Pipeline Group, Inc.		49,190	892,798
TransCanada Corporation (Canada)		101,991	3,742,685
Veresen, Inc. (Canada)		111,070	652,629
			6,350,410
OIL & GAS STORAGE	2.2%
VTTI Energy Partners, LP (Marshall Islands)		53,620	978,029
RENEWABLE ENERGY	1.5%
NextEra Energy Partners, LP		26,100	677,034

TOTAL INVESTMENTS (Identified cost - $65,739,979)		99.0%	44,504,873
OTHER ASSETS IN EXCESS OF LIABILITIES		1.0	453,179
NET ASSETS		100.0%	$44,958,052

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Distributions are paid-in-kind.

(b)    Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of February 29, 2016.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies:	$44,504,873	$44,504,873	$—	$—
Total Investments(a)	$44,504,873	$44,504,873	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Master Limited Partnerships and Related Companies- Gathering & Processing
Balance as of November 30, 2015	$343,881
Change in unrealized appreciation (depreciation)	619
Transfers out of Level 3(a)	(344,500)
Balance as of February 29, 2016	$—

(a) As of November 30, 2015, the Fund used significant unobservable inputs in determining the value of this investment.  As of February 29, 2016, the Fund used a quoted price in determining the value of the same investment.

Note 2. Income Tax Information

As of February 29, 2016, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$65,739,979
Gross unrealized appreciation	$479,219
Gross unrealized depreciation	(21,714,325)
Net unrealized appreciation (depreciation)	$(21,235,106)

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin	Name:	James Giallanza
	Title:	President and Principal	Title:	Treasurer and Principal
		Executive Officer		Financial Officer

Date: April 22, 2016